Post employment benefits - Timing of benefit payments and average duration of defined benefit obligations and distribution of timing of benefit payments (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 0	$ 0
United Kingdom
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 10,600	$ 10,957
Average duration of the defined benefit obligation	11 years	12 years
United Kingdom | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 356	$ 375
United Kingdom | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	1,410	1,430
United Kingdom | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	3,416	3,472
United Kingdom | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,920	2,986
United Kingdom | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,498	2,694
Ireland
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 2,890	$ 2,978
Average duration of the defined benefit obligation	12 years	13 years
Ireland | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 107	$ 100
Ireland | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	510	478
Ireland | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	910	912
Ireland | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	691	745
Ireland | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	672	743
United States
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 1,399	$ 1,319
Average duration of the defined benefit obligation	9 years	9 years
United States | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 71	$ 68
United States | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	226	215
United States | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	500	476
United States | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	337	315
United States | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 265	$ 245